Note 3 - Summary of Significant Accounting Policies: Contingent Liabilities (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Contingent Liabilities

Contingent Liabilities

The Company records contingent liabilities when the amounts were incurred and determinable otherwise the Company will disclose the matter(s) and provide a range or best estimate of the contingency in the notes to the financial statements. As of July 31, 2014 there were no legal proceedings against the Company. Neither the Company nor any of its officers or directors is involved in any other litigation either as plaintiffs or defendants, and have no knowledge of any threatened or pending litigation against them or any of the officers or directors. As of July 31, 2014, there were no contingent liabilities that required disclosure or accrual in the Company’s financial statements.